Stock Awards	3 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Awards

6. Stock Awards

Our Second Amended and Restated Medical Properties Trust, Inc. 2004 Equity Incentive Plan (the “Equity Incentive Plan”) authorizes the issuance of common stock options, restricted stock, restricted stock units, deferred stock units, stock appreciation rights, performance units and awards of interests in our Operating Partnership. The Equity Incentive Plan is administered by the Compensation Committee of the Board of Directors. We have reserved 7,441,180 shares of common stock for awards under the Equity Incentive Plan for which 495,132 shares remain available for future stock awards as of March 31, 2013. For each share of common stock issued by Medical Properties Trust, Inc. pursuant to the Equity Incentive Plan, the Operating Partnership issues a corresponding number of operating partnership units. We awarded the following during the 2013 and 2012 first quarters:

Time-based awards—We granted 240,425 and 275,464 shares in 2013 and 2012, respectively, of time-based restricted stock to management and independent directors. These awards vest quarterly based on service, over three years, in equal amounts.

Performance-based awards—Our management team and certain employees (2012 only) were awarded 204,255 and 252,566 performance based awards in 2013 and 2012, respectively. These awards vest ratably over a three year period based on the achievement of certain total shareholder return measures, with a carry-back and carry-forward provision through December 31, 2016 (for the 2012 awards) and December 31, 2017 (for the 2013 awards). Dividends on these awards are paid only upon achievement of the performance measures.

Multi-year Performance-based awards—We awarded 550,000 and 649,793 shares in 2013 and 2012, respectively, of multi-year performance-based awards to management and certain employees (2012 only). These shares are subject to three-year cumulative performance hurdles based on measures of total shareholder return. At the end of the three-year performance period, any earned shares will be subject to an additional two years of ratable time-based vesting on an annual basis. Dividends are paid on these shares only upon achievement of the performance measures.